Note 1 - Plan Description	12 Months Ended
Dec. 31, 2025
EBP 38-3360868 001 [Member]
Notes to Financial Statements
EBP, Description of Plan [Text Block]

1. Plan Description

The following description of Mercantile Bank 401(k) Plan (Plan) provides only general information. Participants should refer to the Plan Agreement for a more complete description of the Plan’s provisions.

General

The Plan was established by the Plan Sponsor, Mercantile Bank (Bank), a wholly owned subsidiary of Mercantile Bank Corporation, effective January 1, 1998. The Plan was amended and restated effective January 1, 2019. Effective September 1, 2023, the Plan, previously named the Mercantile Bank of Michigan 401(k) Plan, was renamed the Mercantile Bank 401(k) Plan pursuant to the Second Amendment to the Plan. The Plan is subject to the Employee Retirement Income Security Act of 1974 (ERISA).

Greenleaf Trust Company (Trustee) is the trustee and recordkeeper of the Plan. The Bank is the administrator of the Plan. The Trustee holds all assets of the Plan in accordance with the service provider contract with the Bank. Management of the Plan Sponsor determines the appropriateness of the Plan's investment offerings, monitors investment performance and reports to the Plan's Trustees.

Eligibility and Enrollment

The Plan is a defined contribution plan covering eligible employees who have completed a minimum of one hour of service. Eligible employees can enter the Plan on the first day of the month following date of hire. For newly eligible employees, the Plan provides automatic enrollment for the employee at an amount equal to 5% of compensation, until such time as the employee elects a different percentage or elects no contributions.

Contributions

Elective deferrals by participants under the Plan provisions are based on a percentage of their compensation, subject to certain limitations as defined by the Plan Agreement. Participants may also make after tax Roth contributions and may roll over account balances from other qualified defined benefit or defined contribution plans into their account.

The Bank makes safe harbor matching contributions equal to 100% of the first 5% of compensation deferred by each participant subject to certain limitations as specified in the Plan Document. The Bank may also make a discretionary profit-sharing contribution subject to certain limitations as specified in the Plan Agreement. There were no profit-sharing contributions in 2025.

Participant Accounts

Each participant’s account is credited with the participant’s contributions, allocations of the Bank’s matching contribution, profit sharing contributions (when made), and Plan earnings. Allocations are based on participant earnings or account balances, as defined. The benefit to which a participant is entitled is the benefit that can be provided from the participant’s account. Participants may direct the investment of their account balances into various investment options offered by the Plan or elect to have a segregated managed account in order to direct their investments. Segregated managed accounts are subject to the terms and conditions established by the trustee, in connection with delivery of its Investment Management Services and subject to the participant's appointment of the trustee as their Investment Advisor.

Vesting

Participants are immediately vested in their elective deferrals and all employer contributions and earnings thereon.

Notes Receivable from Participants

Participants may borrow from their accounts a minimum of $1,000 up to a maximum equal to the lesser of $50,000 or 50% of their account balance. The notes are secured by the balances in the participants' accounts and bear interest at rates that are commensurate with local borrowing rates. Interest rates on notes receivable outstanding as of December 31, 2025, ranged from 4.25% to 9.50%. Principal and interest is paid ratably through payroll deductions over a period not to exceed five years, unless the notes were used to purchase a primary residence, in which case the note terms shall not exceed ten years.

Payment of Benefits

Upon separation of service, death, disability or retirement, a participant or his or her beneficiary will receive a distribution of the participant’s account as a lump-sum amount or an installment option. A participant may receive the portion of his or her account invested in Mercantile Bank Corporation common stock in either common shares or cash. Additionally, under certain circumstances of financial hardship, participants are allowed to withdraw funds from the Plan.

Administrative Expenses

The Plan's administrative expenses are paid either by the Plan or the Bank, as provided by the Plan document. Certain administrative expenses, including an allocation of salaries related to Plan administration, and audit and legal costs, are paid by the Bank and qualify as party-in-interest transactions which are exempt from prohibited transaction rules. Expenses that are paid directly by the Bank are excluded from these financial statements. Certain fees incurred as a result of participant-directed transactions (e.g., participant loan origination and distribution fees) are passed on to the participant. A trustee fee is paid to Greenleaf Trust, which is calculated quarterly based on the market value of the Plan assets and allocated to participant accounts on a quarterly basis.